Contents of Significant Accounts - Summary of Information about Provisions of Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 TWD ($)
Onerous Contracts [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2023	$ 469,779
Arising during the period	40,154
Unused provision reversed	(450,968)
Discount rate adjustment and unwinding of discount from the passage of time	0
Exchange effect	(1,165)
Balance as of December 31, 2023	57,800
Decommissioning Liabilities [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2023	366,863
Arising during the period	191,360
Unused provision reversed	0
Discount rate adjustment and unwinding of discount from the passage of time	47,880
Exchange effect	(3,670)
Balance as of December 31, 2023	$ 602,433